Net finance costs	12 Months Ended
Jul. 31, 2021
Analysis of income and expense [abstract]
Net finance costs	Net finance costs

	2021	2020	2019
	$m	$m	$m
Finance income	1	7	12
Interest cost on borrowings	(101)	(108)	(97)
Unwind of fair value adjustment to senior unsecured loan notes	2	5	6
Lease liability expense	(44)	(49)	—
Net interest (expense)/income on defined benefit obligation (note 22)	(2)	3	5
Valuation gains on financial instruments	—	2	—
Finance costs	(145)	(147)	(86)
Total net finance costs	(144)	(140)	(74)
Finance costs relating to discontinued operations are disclosed in note 6.